Leasing - Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease, ROU assets	$ 1,126	$ 1,076
Operating lease, liability	$ 1,443	$ 1,321
Operating lease, weighted average remaining lease term	9 years 4 months 24 days	9 years
Operating lease, weighted average discount rate	3.68%	3.50%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Premises and equipment	Premises and equipment
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other liabilities (including allowance for credit losses on lending-related commitments of $74 and $72, also includes $617 and $422, at fair value)	Other liabilities (including allowance for credit losses on lending-related commitments of $74 and $72, also includes $617 and $422, at fair value)